CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	$ 7,371	$ 212	$ (18,403)
Items that will be reclassified subsequently to profit or loss
Exchange differences arising from translating financial statements of foreign operations	(6,217)	7,219	(13,197)
Reclassification adjustment for exchange differences to statements of operations for subsidiaries deconsolidated		215	(1,758)
Net exchange difference	(6,217)	7,434	(14,955)
Fair value (loss) gain on securities at fair value through other comprehensive income	(57)	150	(70)
Reclassification of reversal of impairment charge to statement of operations	219	(97)	66
Net fair value gain (loss) on securities at fair value through other comprehensive income	162	53	(4)
Other comprehensive (loss) income	(6,055)	7,487	(14,959)
Total comprehensive income (loss) for the year	1,316	7,699	(33,362)
Comprehensive loss attributable to non-controlling interests	243	233	138
Comprehensive income (loss) attributable to owners of the parent company	$ 1,559	$ 7,932	$ (33,224)